EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings per share:
Net income available to common shareholders - basic	$ 1,119	$ 824
Net income available to common shareholders - diluted	$ 1,119	$ 824
Weighted average common shares outstanding (in shares)	4,649,405	4,645,408
Effect of dilutive stock options	48,360	40,406
Weighted Average Participating Common Shares - Diluted	4,697,765	4,685,814
Basic earnings per share (in dollars per share)	$ 0.24	$ 0.18
Diluted earnings per share (in dollars per share)	$ 0.24	$ 0.18